BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Business

Hinto Energy,  Inc. ("the Company") was incorporated in February 13, 1997 in the state of Wyoming. The Company and its wholly-owned subsidiary,  South Uintah Gas

Properties,  Inc. are involved in the acquisition and development of oil and gas prospects  in the rocky  mountain  region.  The  Company has oil and gas leases,

wells and new drilling prospects in both Utah and Montana.

The  Company's  fiscal  year  end is  December  31st.  The  Company's  financial statements  are  presented  on  the  accrual  basis  of  accounting  under  GAAP

(Generally Accepted Accounting Principles).

Basis of Presentation

Consolidation

The accompanying audited consolidated  financial statements include the accounts of Hinto  Energy,  Inc.  and its  wholly  owned  subsidiary,  South  Uintah  Gas

Properties,  Inc.  (collectively the "Company").  All intercompany  balances and transactions have been eliminated in consolidation.

NOTE 1 - BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Business

Hinto Energy,  Inc. ("the Company") was incorporated in February 13, 1997 in the state of Wyoming.  The Company was  originally  incorporated  for the purpose of general investing.  Due to an inability to raise adequate financing, the Company was forced to cease operations in 2001.

The  Company's  fiscal  year  end is  December  31st.  The  Company's  financial statements  are  presented  on the  accrual  basis  of  accounting,  under  GAAP

(Generally Accepted Accounting Principles).

Share Exchange Agreement

On July 27,  2011,  the Company  entered into a Share  Exchange and  Acquisition

Agreement with South Uintah Gas Properties,  Inc. ("South Uintah") and the South

Uintah  shareholders.  Pursuant to the Share Exchange and Acquisition  Agreement

("the  Agreement"),  the Company agreed to issue shares of its restricted common stock for 100% of the issued and outstanding  common stock of South Uintah.  The shares were exchanged on a one for one basis.

Prior to the signing of the  Agreement,  South  Uintah had  purchased  3,000,000 shares of the  Company's  common stock from its then majority  shareholder,  Ms.

Sharon Fowler.  After such purchase,  South Uintah held approximately 70% of the issued and  outstanding  common stock of the Company.  As part of the Agreement,

South  Uintah  agreed  to return  the  3,000,000  shares of common  stock to the

Company. On December 22, 2011 the Company and South Uintah modified the purchase agreement  and reduced  the number of shares to be  returned by South  Uintah by

300,000 shares to 2,700,000 shares.

On January 23, 2012, the Company  completed the Share  Exchange and  Acquisition

Agreement  ("the  Agreement")  and the  shareholders  of South Uintah became the majority  shareholders of Hinto Energy,  Inc. Hinto issued  11,446,931 shares of its common  stock in a one for one share  exchange,  assumed  $175,000  in notes payable and issued  6,700,000  warrants in a one for one warrant  exchange  with

South Uintah warrant  holders.  South Uintah returned  2,700,000 shares of Hinto common stock to the Company and such stock was cancelled.  The Company accounted for the Share Exchange and Acquisition as a reverse  capitalization,  with South

Uintah being the accounting  acquirer.  As a result,  the historical  comparison information presented is that of South Uintah as the accounting acquirer.

Basis of Presentation

Consolidation

The accompanying audited consolidated  financial statements include the accounts of Hinto  Energy,  Inc.  and its  wholly  owned  subsidiary,  South  Uintah  Gas

Properties,  Inc.  (collectively the "Company").  All intercompany  balances and transactions have been eliminated in consolidation.

Development Stage

During the 4th quarter of the year ended  December 31, 2012, we emerged from the

Development Stage, due to returning to operations and realizing revenue.